Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) - Recurring fair value measurement - GBP (£)
£ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	£ 1,196	£ 1,201
Favorable changes, Equity	25	340
Unfavorable changes, Income Statement	(1,234)	(1,272)
Unfavorable changes, Equity	(75)	(133)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	127	109
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(131)	(134)
Unfavorable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	375	336
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(375)	(336)
Unfavorable changes, Equity	0	0
Loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	187	245
Favorable changes, Equity	3	21
Unfavorable changes, Income Statement	(229)	(324)
Unfavorable changes, Equity	(40)	(37)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	72	88
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(87)	(68)
Unfavorable changes, Equity	0	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	110	51
Favorable changes, Equity	1	6
Unfavorable changes, Income Statement	(88)	(43)
Unfavorable changes, Equity	(1)	(6)
Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	55	45
Favorable changes, Equity	0	0
Unfavorable changes, Income Statement	(53)	(41)
Unfavorable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	210	218
Favorable changes, Equity	0	1
Unfavorable changes, Income Statement	(210)	(218)
Unfavorable changes, Equity	0	(1)
Other products
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income Statement	60	109
Favorable changes, Equity	21	312
Unfavorable changes, Income Statement	(61)	(108)
Unfavorable changes, Equity	£ (34)	£ (89)